Taxes	6 Months Ended
Jun. 30, 2021
Taxes
Taxes

Note 18 – Taxes

Prepaid taxes

Prepaid taxes as of June 30, 2021 and December 31, 2020 consist of the following:

	June 30,	December 31,
	2021	2020
Prepaid other taxes	$121	$—
Prepaid value-added tax	1,177,868	1,046,667

Total	$1,177,989	$1,046,667

Taxes Payable

Taxes payable as of June 30,2021 and December 31, 2020 consist of the following:

	June 30,	December 31,
	2021	2020
Corporation income tax payable	$758,094	$415,488
Other tax payable	292,717	155,866

Total	$1,050,811	$571,354

Note 18 – Taxes (continued)

Corporation Income Tax (“CIT”)

Tantech BVI was incorporated in the BVI and is not subject to income taxes under the current laws of BVI.

USCNHK and Euroasia are holding companies registered in Hong Kong and has no operating profit for tax liabilities.

Tantech Bamboo was registered in the PRC and is subject to corporate income tax at a reduced rate of 15% starting from 2008 when it was approved by local government as a high-tech company. Tantech Bamboo did not renew the high-tech certificate for fiscal 2020 and subject to corporate tax rate of 25% for the year 2020. Shangchi Automobile was approved by local government as a high –tech company on December 7, 2017 and renewed on December 2, 2020. Shangchi Automobile was subject to income tax rate of 15%.

Tantech Bamboo, Lishui Tantech, Shenzhen Yimao, Jiamu, Jiyi, Wangbo, Tantech Charcoal, Zhejiang Shangchi, Lishui Smart and Tanbo Tech are all subject to income tax at unified rate of 25% for the six months ended June 30,2021 and 2020.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the six months ended June 30, 2021 and 2020:

	For the six months ended	For the six months ended
	June 30, 2021	June 30, 2020
Statutory PRC income tax rate	25%	25%
Favorable tax rate impact	(10)%	—%
Permanent difference and others	3%	5%
Changes of deferred tax assets valuation allowances	(36)%	11%
Total	(18)%	41%

The provision for income tax consisted of the following:

	For the six months ended June 30,
	2021	2020
Current	$1,047,595	$684,804
Deferred	—	—
Total	$1,047,595	$684,804

Note 18 – Taxes (continued)

Significant components of deferred tax assets and liabilities are as follows:

	June 30,	December 31,
	2021	2020
Deferred tax assets:
Allowance for doubtful accounts and other markdown and impairments	$6,528,124	$4,464,601
Valuation allowance	(6,528,124)	(4,464,601)
Total	$—	$—

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$—	$1,905,442
Impairment of intangible assets acquired through acquisition	—	(1,905,442)
Total	$—	$—

At June 30, 2021 and December 31, 2020, the Company has provided full valuation allowance for deferred tax assets that the Company estimated the Company could not realize due to expected future operating loss in certain entities. As of June 30, 2021 and December 31, 2020, the valuation allowance was $6,528,124 and $4,464,601, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.